Financing Liabilities - Pledged Assets for Financing Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Borrowings [abstract]
Trade receivables	¥ 19,789	¥ 22,093
Receivables from financial services	1,086,786	1,140,583
Inventories		17,956
Equipment on operating leases	122,320	81,501
Property, plant and equipment	2,138	1,478
Total	¥ 1,231,033	¥ 1,263,611